Convertible Preferred Stock (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized		29,626,090	29,626,090
Preferred stock, shares issued		29,626,090	29,626,090
Preferred stock, shares outstanding		29,626,090	29,626,090
Liquidation Value | $		$ 496,970,324,000	$ 496,970,324,000
Proceeds received from initial public offering, gross | $		$ 100,000,000
Stock spilt ratio	10
Series A
Class of Stock [Line Items]
Preferred stock, shares authorized		3,500,000	3,500,000
Preferred stock, shares issued		3,500,000	3,500,000
Preferred stock, shares outstanding		3,500,000	3,500,000
Issue Price | $ / shares		$ 1.0000	$ 1.0000
Liquidation Value | $		$ 3,500,000	$ 3,500,000
Conversion price | $ / shares		$ 0.10
Series A-1
Class of Stock [Line Items]
Preferred stock, shares authorized		3,800,515	3,800,515
Preferred stock, shares issued		3,800,515	3,800,515
Preferred stock, shares outstanding		3,800,515	3,800,515
Issue Price | $ / shares		$ 0.1579	$ 0.1579
Liquidation Value | $		$ 600,101	$ 600,101
Conversion price | $ / shares		$ 0.02
Series B
Class of Stock [Line Items]
Preferred stock, shares authorized		4,401,242	4,401,242
Preferred stock, shares issued		4,401,242	4,401,242
Preferred stock, shares outstanding		4,401,242	4,401,242
Issue Price | $ / shares		$ 1.8177	$ 1.8177
Liquidation Value | $		$ 8,000,138	$ 8,000,138
Conversion price | $ / shares		$ 0.18
Series C
Class of Stock [Line Items]
Preferred stock, shares authorized		5,024,637	5,024,637
Preferred stock, shares issued		5,024,637	5,024,637
Preferred stock, shares outstanding		5,024,637	5,024,637
Issue Price | $ / shares		$ 3.0848	$ 3.0848
Liquidation Value | $		$ 15,500,000	$ 15,500,000
Conversion price | $ / shares		$ 0.31
Series D
Class of Stock [Line Items]
Preferred stock, shares authorized		2,412,718	2,412,718
Preferred stock, shares issued		2,412,718	2,412,718
Preferred stock, shares outstanding		2,412,718	2,412,718
Issue Price | $ / shares		$ 8.0283	$ 8.0283
Liquidation Value | $		$ 19,370,024	$ 19,370,024
Conversion price | $ / shares		$ 0.80
Series E
Class of Stock [Line Items]
Preferred stock, shares authorized		1,605,982	1,605,982
Preferred stock, shares issued		1,605,982	1,605,982
Preferred stock, shares outstanding		1,605,982	1,605,982
Issue Price | $ / shares		$ 31.1336	$ 31.1336
Liquidation Value | $		$ 50,000,001	$ 50,000,001
Conversion price | $ / shares		$ 3.11
Series F Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		4,440,498	4,440,498
Preferred stock, shares issued		4,440,498	4,440,498
Preferred stock, shares outstanding		4,440,498	4,440,498
Issue Price | $ / shares		$ 45.0400	$ 45.0400
Liquidation Value | $		$ 200,000,030	$ 200,000,030
Conversion price | $ / shares		$ 4.50
Convertible ratio		1
Series F-1
Class of Stock [Line Items]
Conversion price | $ / shares		$ 4.50
Series G
Class of Stock [Line Items]
Preferred stock, shares authorized		4,440,498	4,440,498
Preferred stock, shares issued		4,440,498	4,440,498
Preferred stock, shares outstanding		4,440,498	4,440,498
Issue Price | $ / shares		$ 45.0400	$ 45.0400
Liquidation Value | $		$ 200,000,030	$ 200,000,030
Conversion price | $ / shares		$ 4.50
Convertible ratio		1
Series G-1
Class of Stock [Line Items]
Conversion price | $ / shares		$ 4.50